Shareholder Report, Average Annual Return (Details) 191819_Carillon Reams Unconstrained Bond Fund_Class R-6_TSR Annual {Class R-6}	12 Months Ended	60 Months Ended	97 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R-6 (without sales charge)
Average Annual Return, Percent	10.72%	3.60%	4.44%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	1.76%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	4.21%	3.19%	2.58%